Income Tax: (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax: (Tables) [Abstract]
Income tax expense (benefit)

Income tax expense (benefit) for the years ended December 31, 2018 and 2017 differs from the amount that would result from applying Canadian tax rates to net income before taxes. These differences result from the items noted below:

	2018		2017
	Amount	%	Amount	%
Income tax expense based on Canadian tax rates	$ 8,016,735	25	$ 31,146,013	25
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	(570,196)	(2)	16,872,781	14
Non-deductible expenses	1,016,377	3	3,581,209	3
Withholding tax	5,983,324	19	2,000,265	1
Worthless stock write-off	(12,712,678)	(40)	-	-
Previously unrecognized tax benefits	(13,197,148)	(41)	-	-
Change in valuation allowance and other	1,493,469	5	(18,527,094)	(15)
	$ (9,970,117)	(31)	$ 35,073,174	27

Net deferred income tax liability	<!--DOCTYPE html PUBLIC "-//W3C//DTD XHTML 1.0 Transitional//EN" "http://www.w3.org/TR/xhtml1/DTD/xhtml1-transitional.dtd" --> The Company recorded income tax expense (benefit) of ($10.0) million and $35.1 million for the years ended December 31, 2018 and 2017, respectively. The income tax recovery for the year ended December 31, 2018 is a result of the deduction of capitalized costs incurred in the development of the Mining Data, the recognition of previously unrecognized Canadian tax losses, and the write-off of investments in subsidiaries that were dissolved during 2018. The tax benefit of the capitalized costs had not been recognized prior to the third quarter of 2018 when Venezuela completed all of the payments due under the agreement for sale of the Mining Data. We have recorded a valuation allowance to reflect the estimated amount of the deferred tax assets which may not be realized, principally due to the uncertainty of utilization of net operating losses and other carry forwards prior to expiration. The valuation allowance for deferred tax assets may be reduced in the near term if our estimate of future taxable income changes. The components of the Canadian and U.S. deferred income tax assets and liabilities as of December 31, 2018 and 2017 were as follows:   <table border="0" cellpadding="0" cellspacing="0" style="border-collapse:collapse;margin-left:.5in;width:446.399963pt;"> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td colspan="4" valign="top" width="50%" style="border-bottom:solid windowtext 1.5pt;padding:0in 5.4pt 0in 5.4pt;"> December 31, </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="7%" style="border-bottom:solid windowtext 1.5pt;padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="border-bottom:solid windowtext 1.5pt;border-top:solid windowtext 1.5pt;padding:0in 5.4pt 0in 5.4pt;"> 2018 </td> <td valign="top" width="8%" style="border-bottom:solid windowtext 1.5pt;border-top:solid windowtext 1.5pt;padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="border-bottom:solid windowtext 1.5pt;border-top:solid windowtext 1.5pt;padding:0in 5.4pt 0in 5.4pt;"> 2017 </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.75pt 0in 0in;"> Deferred income tax assets </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;"> Net operating loss carry forwards </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;"> $ </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 31,362,816 </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;"> $ </td> <td valign="top" width="17%" style="padding:0in 5.4pt 0in 5.4pt;"> 35,964,366 </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;"> Property, Plant and Equipment </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 3,226,994 </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="padding:0in 5.4pt 0in 5.4pt;"> 3,227,745 </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;"> Other </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> 1,652,114 </td> <td valign="top" width="8%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> 1,682,594 </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 36,241,924 </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="padding:0in 5.4pt 0in 5.4pt;"> 40,874,705 </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;"> Valuation allowance </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> (36,202,109) </td> <td valign="top" width="8%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> (40,662,538) </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;"> $ </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;">  39,815 </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;"> $ </td> <td valign="top" width="17%" style="padding:0in 5.4pt 0in 5.4pt;">  212,167 </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.75pt 0in 0in;"> Deferred income tax liabilities </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;"> Cash held in trust </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> - </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="padding:0in 5.4pt 0in 5.4pt;"> (18,585,000) </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;"> Other </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> (39,815) </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> (29,650) </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.75pt 0in 0in;"> Net deferred income tax liability </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;"> $ </td> <td valign="top" width="18%" style="border-bottom:double windowtext 2pt;padding:0in 5.4pt 0in 5.4pt;"> - </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;"> $ </td> <td valign="top" width="17%" style="border-bottom:double windowtext 2pt;padding:0in 5.4pt 0in 5.4pt;"> (18,402,483) </td> </tr> </table>
Loss carryforwards	<!--DOCTYPE html PUBLIC "-//W3C//DTD XHTML 1.0 Transitional//EN" "http://www.w3.org/TR/xhtml1/DTD/xhtml1-transitional.dtd" --> At December 31, 2018, we had the following Canadian tax loss carry forwards. Amounts are in U.S. dollars.   <table border="0" cellpadding="0" cellspacing="0" style="border-collapse:collapse;margin-left:.5in;width:422.099976pt;"> <tr> <td valign="top" width="54%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="6%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="bottom" width="22%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> Expires </td> </tr> <tr> <td valign="top" width="54%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="6%" style="padding:0in 5.4pt 0in 5.4pt;"> $ </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 1,915,370 </td> <td valign="top" width="22%" style="padding:0in 5.4pt 0in 5.4pt;"> 2026 </td> </tr> <tr> <td valign="top" width="54%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="6%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 3,554,678 </td> <td valign="top" width="22%" style="padding:0in 5.4pt 0in 5.4pt;"> 2027 </td> </tr> <tr> <td valign="top" width="54%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="6%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 13,548,810 </td> <td valign="top" width="22%" style="padding:0in 5.4pt 0in 5.4pt;"> 2028 </td> </tr> <tr> <td valign="top" width="54%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="6%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 12,840,308 </td> <td valign="top" width="22%" style="padding:0in 5.4pt 0in 5.4pt;"> 2029 </td> </tr> <tr> <td valign="top" width="54%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="6%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 15,863,487 </td> <td valign="top" width="22%" style="padding:0in 5.4pt 0in 5.4pt;"> 2030 </td> </tr> <tr> <td valign="top" width="54%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="6%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 17,763,432 </td> <td valign="top" width="22%" style="padding:0in 5.4pt 0in 5.4pt;"> 2031 </td> </tr> <tr> <td valign="top" width="54%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="6%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 5,153,925 </td> <td valign="top" width="22%" style="padding:0in 5.4pt 0in 5.4pt;"> 2032 </td> </tr> <tr> <td valign="top" width="54%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="6%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 7,492,746 </td> <td valign="top" width="22%" style="padding:0in 5.4pt 0in 5.4pt;"> 2033 </td> </tr> <tr> <td valign="top" width="54%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="6%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 8,681,482 </td> <td valign="top" width="22%" style="padding:0in 5.4pt 0in 5.4pt;"> 2034 </td> </tr> <tr> <td valign="top" width="54%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="6%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 12,392,175 </td> <td valign="top" width="22%" style="padding:0in 5.4pt 0in 5.4pt;"> 2035 </td> </tr> <tr> <td valign="top" width="54%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="6%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 14,732,993 </td> <td valign="top" width="22%" style="padding:0in 5.4pt 0in 5.4pt;"> 2036 </td> </tr> <tr> <td valign="top" width="54%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="6%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 11,110,698 </td> <td valign="top" width="22%" style="padding:0in 5.4pt 0in 5.4pt;"> 2037 </td> </tr> <tr> <td valign="top" width="54%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="6%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> 401,160 </td> <td valign="top" width="22%" style="padding:0in 5.4pt 0in 5.4pt;"> 2038 </td> </tr> <tr> <td valign="top" width="54%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="6%" style="border-bottom:double windowtext 2pt;padding:0in 5.4pt 0in 5.4pt;"> $ </td> <td valign="top" width="18%" style="border-bottom:double windowtext 2pt;padding:0in 5.4pt 0in 5.4pt;"> 125,451,264 </td> <td valign="top" width="22%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> </tr> </table>